Offerings - Offering: 1	Jul. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Amended and Restated 2024 Equity Incentive Plan Common Stock, par value $0.001 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	2.88
Maximum Aggregate Offering Price	$ 28,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,978.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Act"), this Registration Statement shall cover any additional shares of common stock, $0.001 par value ("Common Stock") of Cerus Corporation ("Cerus") that become issuable under Cerus' Amended and Restated 2024 Equity Incentive Plan (the "EIP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of the outstanding Common Stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Act. The offering price per share and aggregate offering price are based on the average of the high and low prices of the Registrant's Common Stock as reported on The NASDAQ Global Market on July 24, 2026. (3) Represents 10,000,000 shares of Common Stock available for issuance under the EIP.